Debt - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Oct. 06, 2021 USD ($) Warrants shares	Feb. 28, 2019 USD ($) shares	Jan. 31, 2021 USD ($) COMPONENT Day $ / shares	Dec. 31, 2020 USD ($) Day $ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)
Debt Instrument [Line Items]
Minimum percentage of voting or equity value								50.00%
Loss on extinguishment of debt					$ 0	$ (2,361)
Redemption feature of conversion price | $ / shares			$ 8.53
Component of carrying value of paid-in-kind interest					5,879	4,230
Interest expense					7,530	7,655
Starry, Inc [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt								$ (3,727)	$ 0
Component of carrying value of paid-in-kind interest								18,203	15,427
Interest expense								$ 24,739	$ 19,382
Starry, Inc [Member] | Convertible Note Subscription Agreement [Member]
Debt Instrument [Line Items]
Class of outstanding warrants payable in cash units | Warrants	648,902
Reclassification from additional paid in capital to warrants	$ 6,345
Convertible Preferred Stock Subject to Mandatory Redemption
Debt Instrument [Line Items]
Component of APIC and debt discount			$ 2,791
Nonvoting Common Stock [Member] | Starry, Inc [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights | shares								6,632,108
2020 Convertible Notes Payable
Debt Instrument [Line Items]
Debt instrument, interest Rate				3.00%					3.00%
Convertible notes payable exchange for cash				$ 31,243					$ 31,243
Related party contributed balance				$ 2,349					$ 2,349
Debt instrument maturity date			Jun. 04, 2021
2020 Convertible Notes Payable | Starry, Inc [Member]
Debt Instrument [Line Items]
Debt instrument, interest Rate				3.00%					3.00%
Convertible notes payable exchange for cash				$ 31,243					$ 31,243
Related party contributed balance				$ 2,349					$ 2,349
Debt instrument maturity date									Jun. 04, 2021
Additional paid-in-capital and debt discount								$ 3,933
2020 Convertible Notes Payable | Series E Preferred Stock | Starry, Inc [Member]
Debt Instrument [Line Items]
Interest expense								$ 971
2020 Convertible Notes Payable | Series D Preferred Stock [Member] | Starry, Inc [Member]
Debt Instrument [Line Items]
Percentage of equity financing share price								20.00%
2020 Convertible Notes Payable | Series D Preferred Stock [Member] | Starry, Inc [Member] | Minimum [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares								$ 7.77
2020 Convertible Notes Payable | Series D Preferred Stock [Member] | Starry, Inc [Member] | Maximum [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares								$ 8.53
2021 Convertible Notes Payable
Debt Instrument [Line Items]
Debt instrument, interest Rate			3.00%
Loss on extinguishment of debt						2,361
Amortization of debt discount					0	1,750
Convertible notes payable exchange for cash			$ 11,000
Related party contributed balance current			$ 11,000
Debt instrument maturity date			Oct. 29, 2021
Percentage of equity financing share price			20.00%
Conversion price per share | $ / shares			$ 8.53
Number of separate components | Day			2
Redemption feature of conversion price | $ / shares			$ 8.53
Debt instrument traditional conversion price | $ / shares			$ 8.53
Related party contributed balance current shareholders			$ 3,000
Related party contributed balance current another shareholders			$ 5,000
Component of carrying value of paid-in-kind interest					0	246
Fair value of charge to capital account						2,791
2021 Convertible Notes Payable | Starry, Inc [Member]
Debt Instrument [Line Items]
Debt instrument, interest Rate			3.00%
Loss on extinguishment of debt								$ 2,361
Amortization of debt discount								1,750	$ 1,651
Convertible notes payable exchange for cash			$ 11,000
Related party contributed balance current								11,000
Debt instrument maturity date			Oct. 29, 2021
Percentage of equity financing share price			20.00%
Conversion price per share | $ / shares			$ 8.53
Component of APIC and debt discount			$ 2,791
Number of separate components | COMPONENT			2
Redemption feature of conversion price | $ / shares			$ 8.53
Debt instrument traditional conversion price | $ / shares			$ 8.53
Related party contributed balance current shareholders								3,000
Related party contributed balance current another shareholders								5,000
Component of carrying value of paid-in-kind interest								$ 246	$ 295
Fair value of charge to capital account						2,791
2021 Convertible Notes Payable | Convertible Preferred Stock Subject to Mandatory Redemption
Debt Instrument [Line Items]
Percentage of equity financing share price			20.00%
Conversion price per share | $ / shares			$ 8.53
Number of separate components | Day				2
Debt instrument traditional conversion price | $ / shares				$ 8.53
2021 Convertible Notes Payable | Convertible Preferred Stock Subject to Mandatory Redemption | Starry, Inc [Member]
Debt Instrument [Line Items]
Percentage of equity financing share price			20.00%
Conversion price per share | $ / shares			$ 8.53
Number of separate components | COMPONENT			2
Redemption feature of conversion price | $ / shares			$ 8.53
Debt instrument traditional conversion price | $ / shares			$ 8.53
Starry Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 50,000
Debt instrument, interest Rate								11.00%
Debt instrument, accrued Interest					5,809	3,985
Minimum percentage of voting or equity value		50.00%
Minimum amount of cash balance maintained with respect to term loan covenant.		$ 15,000
Increase of interest rate		2.00%
Fair value of repayment feature					$ 11,464			$ 10,412
Probability percentage for prepayment					100.00%
Change in fair value of repayment feature					$ 1,052	2,898
Loss on extinguishment of debt								$ 1,366
Effective interest rate				14.20%	16.90%		19.10%	11.20%	14.20%
Amortization of debt discount					$ 1,626	667
Unamortized debt discount					$ 17,217	$ 17,019
Starry Credit Agreement [Member] | Starry, Inc [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 50,000
Debt instrument, interest Rate				11.00%				11.00%	11.00%
Debt instrument, accrued Interest								$ 17,794	$ 15,132
Minimum amount of cash balance maintained with respect to term loan covenant.		$ 15,000
Increase of interest rate		2.00%
Fair value of repayment feature				$ 1,850				$ 10,412	1,850
Probability percentage for prepayment								100.00%
Change in fair value of repayment feature				$ 1,850				$ 8,562	$ 1,850
Loss on extinguishment of debt								$ 180
Effective interest rate				14.20%	16.90%			11.20%	14.20%	19.10%
Amortization of debt discount								$ 3,516	$ 2,169
Unamortized debt discount		$ 6,917		$ 13,658			$ 9,212	17,019	$ 13,658	$ 225
Embedded derivative liability fair value		0
Warrants Issued On Fair Value Basis								7,053
Debt issuance costs		$ 742					$ 905	$ 1,330
Starry Credit Agreement [Member] | Starry, Inc [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, premium of prepayment percentage								0.00%
Starry Credit Agreement [Member] | Starry, Inc [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, premium of prepayment percentage								10.00%
Starry Credit Agreement [Member] | Nonvoting Common Stock [Member] | Tranche C Warrants [Member]
Debt Instrument [Line Items]
Fair value measurment with unobservable input reconciliation recurring liability issues	$ 6,733
Starry Credit Agreement [Member] | Nonvoting Common Stock [Member] | Starry, Inc [Member] | Delayed Draw Tranche C [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights | shares	533,275						3,244,510
Adjustment to additional paid in capital warrants issued							$ 8,307
Fair value measurment with unobservable input reconciliation recurring liability issues	$ 1,695
Starry Credit Agreement [Member] | Nonvoting Common Stock [Member] | Starry, Inc [Member] | Tranche C Warrants [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights | shares	2,118,687
Fair value measurment with unobservable input reconciliation recurring liability issues	$ 8,428
Starry Credit Agreement [Member] | Nonvoting Common Stock [Member] | Starry, Inc [Member] | Non Voting Common Stock Warrants Expiring In December Two Thousand Twenty Nine [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights | shares		2,765,887
Adjustment to additional paid in capital warrants issued		$ 6,175
Starry Credit Agreement [Member] | Nonvoting Common Stock [Member] | Starry, Inc [Member] | Non Voting Common Stock Warrants Expiring In December Two Thousand Twenty Nine [Member] | Delayed Draw Tranche C [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights | shares							3,244,510
Starry Credit Agreement [Member] | Tranche One
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		27,500
Starry Credit Agreement [Member] | Tranche One | Starry, Inc [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		27,500
Starry Credit Agreement [Member] | Tranche Two
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		22,500
Starry Credit Agreement [Member] | Tranche Two | Starry, Inc [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		22,500
Starry Credit Agreement [Member] | Tranche A Loan
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		27,500
Starry Credit Agreement [Member] | Tranche A Loan | Starry, Inc [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		27,500
Starry Credit Agreement [Member] | Delayed Draw Tranche A Loan
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		22,500
Starry Credit Agreement [Member] | Delayed Draw Tranche A Loan | Starry, Inc [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		22,500
Starry Credit Agreement [Member] | Tranche B Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 75,000
Starry Credit Agreement [Member] | Tranche B Loan | Starry, Inc [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		75,000
Starry Credit Agreement [Member] | Tranche B Loan | Starry, Inc [Member] | Fifth Amendment To The Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value	1,500
Starry Credit Agreement [Member] | Tranche C Loan
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity	40,000
Starry Credit Agreement [Member] | Tranche C Loan | Starry, Inc [Member] | Fifth Amendment To The Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity	40,000
Debt instrument face value	6,000
Starry Credit Agreement [Member] | Delayed Draw Tranche C Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity	10,000
Starry Credit Agreement [Member] | Delayed Draw Tranche C Loan [Member] | Starry, Inc [Member] | Fifth Amendment To The Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity	$ 10,000
Starry Credit Agreement [Member] | Two Thousand Nineteen Equity Warrants Member
Debt Instrument [Line Items]
Component of APIC and debt discount					$ 8,307
Warrants Issued On Fair Value Basis					$ 6,175
Starry Credit Agreement [Member] | Two Thousand Nineteen Equity Warrants Member | Starry, Inc [Member]
Debt Instrument [Line Items]
Warrants Issued On Fair Value Basis		$ 6,175					$ 8,307
Starry Credit Agreement [Member] | Warrants [Member] | Starry, Inc [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt								$ 1,010
Warrants Issued On Fair Value Basis								5,723
Starry Credit Agreement [Member] | Deferred Financing Costs [Member] | Starry, Inc [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt								$ 176
Starry Credit Agreement [Member] | LIBOR
Debt Instrument [Line Items]
Debt instrument, floor rate		2.00%
Debt instrument applicable margin		9.00%
Debt instrument, cap rate		13.25%
Starry Credit Agreement [Member] | LIBOR | Starry, Inc [Member]
Debt Instrument [Line Items]
Debt instrument, floor rate		2.00%
Debt instrument applicable margin		9.00%
Debt instrument, cap rate		13.25%